Document and Entity Information	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-255908
Entity Registrant Name	LINKBANCORP, Inc.
Entity Central Index Key	0001756701
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	82-5130531
Entity Address, Address Line One	1250 Camp Hill Bypass
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Camp Hill
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17011
City Area Code	855
Local Phone Number	569-2265
Title of 12(b) Security	LNKB
Trading Symbol	LNKB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false